Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Company's Revenue
The following table summarizes the Company’s revenue by products and services (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Revenue:
Products	$15,380	$16,814	$30,913	$26,525
Services	936	112	2,415	170

Total	$16,316	$16,926	$33,328	$26,695

The following table summarizes the Company’s revenue by major product offering (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Revenue:
Smart Glass	$4,306	$11,580	$9,489	$19,795
Smart Building Platform	9,055	5,136	18,261	5,136
Smart Building Technologies	2,955	210	5,578	1,764

Total	$16,316	$16,926	$33,328	$26,695

The following table summarizes the Company’s revenue by geographic area, which is based on the shipping address of the customers (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Revenue:
United States	$14,825	$12,053	$31,109	$21,718
Canada	1,443	4,403	2,161	4,507
Other	48	470	58	470

Total	$16,316	$16,926	$33,328	$26,695

The following table summarizes the Company’s revenue by products and services (in thousands):

	Year Ended December 31,
	2021	2020	2019
Revenue:
Products	$69,779	$31,112	$23,451
Services	$4,228	$1,814	$504

Total	$74,007	$32,926	$23,955

The following table summarizes the Company’s revenue by major product offering (in thousands):

	Year Ended December 31,
	2021	2020	2019
Revenue:
Smart Glass	$41,740	$32,926	$23,955
Smart Building Platform	28,686	—	—
Smart Building Technologies	3,581	—	—

Total	$74,007	$32,926	$23,955

The following table summarizes the Company’s revenue by geographic area, which is based on the shipping address of the customers (in thousands):

	Fiscal Year Ended December 31,
	2021	2020	2019
Revenue:
United States	$63,519	$30,690	$19,394
Canada	9,555	1,351	4,474
Other	933	885	87

Total	$74,007	$32,926	$23,955